Note 12 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes
Note 12 - Commitments and Contingencies

NOTE 12 – Commitments and Contingencies

Lease

Our company shares a lease for a 10,000 square foot facility in San Clemente, California, with Malie, Inc., (“Malie”) a company owned by our CEO and his spouse, who is the CEO of Malie. The current lease has a term of June 1, 2014 to May 31, 2016 and presently requires total lease payments of $10,139 per month, of which the Company's portion is $7,790 per month. On February 25, 2016, the Company and Malie extended the lease for an additional 24 month term and committed to total lease payments of $10,466 for June 1, 2016 to May 31, 2017 and $10,793 for June 1, 2017 to May 31, 2018. The Company's portion of payments under the extended term arrangements are $6,461 for June 1, 2016 to May 31, 2017 and $6,663 for June 1, 2017 to May 31, 2018. For the year ended December 31, 2015 our Company paid a total of $92,479 (averaging $7,707 per month) of the total lease expense of $120,360 (averaging $10,030 per month). For the year ended December 31, 2014, our Company paid a total $90,471 (averaging $7,539 per month) of the total lease expense of $117,744 (averaging $9,812 per month).

Total remaining commitments due under the lease include:

Year	Amount
2016	$123,957
2017	$127,227
2018	$53,965
2019 and thereafter	$Nil

Litigation

On December 30, 2015, our former beverage distributor, Splash Beverage Group ('SBG'), filed the following action in Broward County Circuit Court, Florida: Splash Beverage Group, Inc. v. KonaRed Corporation Case No. 15-022541 CACE 09 regarding the Company's cancellation of the beverage distribution agreement ("CDA") and the sales and marketing agreement ('SMA") the parties had executed on April 23, 2014. The Company had cancelled the SMA on September 16, 2015 and the CDA on September 23, 2015. The Company believes SBG's allegations are both factually and legally unfounded and the likelihood of a material loss in this matter is considered to be remote and any damages the Company may pay are not currently estimable.

On September 22, 2015 we settled a claim from two related parties that a service provider engaged by SBG to provide social media postings services to the Company had violated the copyrights of two related clients regarding certain pictures used by the service provider. We had received this claim on March 27, 2015 and settled the matter for a net payment of $75,000, of which the Company's insurance providers paid $59,000 and the company paid $16,000.

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. As of the date of these financial statements, other than the aforementioned contingency we know of no threatened or pending lawsuits, claims or other similar contingencies.

VDF Agreements

On January 28, 2014 we entered into a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement (the "License Agreement") with VDF FutureCeuticals, Inc. ("VDF"). This arrangement included a settlement agreement (the "Settlement Agreement") and is structured on a series of agreements to settle claims asserted by and against the parties with respect to an action filed by VDF against our predecessor company SITC; and resolve a petition for cancellation of certain trademark registrations filed by SITC. Copies of the agreements which formed the settlement were included with our filing of a Current Report on Form 8-K on February 3, 2014. A summary of each agreement is as follows:

1.  Settlement Agreement

Under the Settlement Agreement the parties mutually filed voluntary dismissals with respect to the foregoing claim and petition for cancelation. The parties released each other from liability arising or accruing prior to January 28, 2014 for past monetary damages for any patent infringements and all other claims that the parties brought or could have brought prior to January 28, 2014. In addition, our Company agreed to  formally abandon all pending patent applications directed to coffee berries or coffee berry technology and cancel with prejudice all trademark proceedings.

2.   License Agreement

The License Agreement comprises a coffee fruit patent license, Coffeeberry® trademark license and raw materials supply agreement. The key elements include:

(a) Patents and Trademark License

In exchange for our ongoing compliance with certain Alternative Minimum Payments and royalties (and the terms and conditions related to raw materials discussed below), VDF granted us a non-exclusive, non-transferrable, non-sublicensable license to use and practice certain VDF patent rights and a non-exclusive license to use certain VDF trademarks and trademark rights.

(b) Raw Materials

VDF will supply us with raw materials. We are also permitted to have raw materials manufactured by a third party (subject to some limitations) solely for the use in the products that we sell. Additionally, we must share with VDF all details of certain input raw materials.

The License Agreement requires us to make quarterly payments, which may be a base amount (an "Alternative Minimum Payment", or "AMP"), or be grossed up to a higher amount subject to our use of rights under the License. The amount and schedule for the remaining AMPs is as follows:

Three Month Period Ended	Due Date	Amount

March 31, 2016	May 15, 2016	$75,000
June 30, 2016	August 14, 2016	$100,000
September 30, 2016	November 14, 2016	$100,000
December 31, 2016	February 14, 2017	$100,000
March 31, 2017	May 15, 2017	$100,000
June 30, 2017	August 14, 2017	$100,000
September 30, 2017	November 14, 2017	$100,000
December 31, 2017	February 14, 2018	$100,000
March 31, 2018	May 15, 2018	$100,000
June 30, 2018	August 14, 2018	$125,000
September 30, 2018	November 14, 2018	$125,000
December 31, 2018	February 14, 2019	$125,000
March 31, 2019	May 15, 2019	$125,000
Each quarter end thereafter	45 days after each quarter end	$150,000

AMP's are due forty five days after the end of each reporting period and we may rollover AMPs to the VDF senior convertible note (the "VDF Note"). During the year ended December 31, 2015, we rolled over four AMPs to VDF Note and during the year ended December 31, 2014, we made one cash license payment and rolled over three AMPs to the VDF Note.

3.  VDF Note

The VDF Note is a senior convertible note with a maturity date of December 31, 2018. Payment requirements are accelerated: (i) pursuant to an event of default; or (ii) if the License Agreement is terminated. Interest on the Senior Convertible Note is 7% per annum, subject to adjustment to 12% for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time. No indebtedness of our company shall rank senior to the payments due under the VDF Note unless prior written consent of VDF is obtained; and payments under the note are secured by the Security Agreement as described below. At any time and at the option of VDF, any principal outstanding under the VDF Note may be converted into restricted common shares of the Company based on the terms of the VDF Note. As described above in Note 8 - Long Term Debt, the conversion price of the VDF Note is presently $0.3823 per share.

4.  Pledge and Security Agreement

Under the Pledge and Security Agreement, we pledged collaterally assigned and granted to VDF a security interest in all of our right, title and interest, whether now owned or hereafter acquired, in and to our Company’s property to secure the prompt and complete payment and performance of obligations existing under any of the agreements.

5.  Warrant

We issued VDF a warrant (the "VDF Warrant") entitling VDF, from any time after the occurrence of a Warrant Exercise Event until the fifteenth anniversary of the issuance of the VDF Warrant, to purchase from our Company, shares of our common stock representing ten percent (10%) of our fully diluted outstanding shares of common stock at a purchase price of $0.001 per share. A Warrant Exercise Event comes into being if any of the following events occur:

i.	our Company reports $25,000,000 or more of gross sales in any fiscal year in our audited financial statements for such fiscal year;
ii.	our Company has a class of securities listed for trading on the New York Stock Exchange, the American Stock Exchange or NASDAQ;
iii.

our Company maintains an aggregate market capitalization of our company’s outstanding capital stock of at least $125,000,000 for twenty (20) consecutive trading days based on the closing prices for the shares of our common stock as reported on the OTC Bulletin Board; or

iv.	our Company has a change of control as defined in the VDF Warrant.

No circumstances have yet occurred which classify as a Warrant Exercise Event and therefore there is no right in place for VDF to exercise the VDF Warrant.

6.  Registration Rights Agreement

Under the Registration Rights Agreement we granted VDF, or an assignee, demand registration rights and incidental registration rights with respect to: (i) any shares of our common stock issued upon conversion of the VDF Note; (ii) any shares of our common stock issued upon exercise of the VDF Warrant; and (iii) any shares of our common stock acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement upon exercise or conversion of other convertible securities that are acquired by VDF or an assignee from our Company after the date of the Registration Rights Agreement. Pursuant to VDF’s demand registration right, at any time or from time to time, a holder or holders holding a majority of registrable securities then outstanding may require our Company to use our best efforts to effect the registration under the Securities Act of 1933, as amended, of all or part of their respective registrable securities (subject to any limits that may be imposed by the Securities and Exchange Commission pursuant to Rule 415 under the Securities Act), by delivering a written request to our company. In addition to the registration rights granted to VDF, there are restrictions on our granting of registration rights to other parties.

7.  Investor Rights Agreement

Under the Investor Rights Agreement VDF has the right to designate that number of nominees to our board of directors such that the total number of directors designated by VDF is in proportion to its percentage ownership of the outstanding voting power of the Company. From and after the date of the Investor Rights Agreement and until such time as: (i) the VDF Note has terminated; (ii) the VDF Warrant has terminated or been exercised; and (iii) VDF’s percentage interest is less than 1%, if VDF does not have a designee on our board of directors, VDF shall have the right to appoint one individual as a non-voting observer entitled to attend meetings of our board of directors. Also pursuant to the Investor Rights Agreement, for so long as: (i) the VDF Note remains outstanding, (ii) the VDF Warrant remains outstanding, or (iii) VDF owns a percentage interest equal or greater to 10%, we will require VDF’s consent before taking certain corporate actions, including, among others: (a) amending our constating documents, (b) making any material change to the nature of our business, (c) incurring indebtedness exceeding $7,500,000 at any one time outstanding; or (d) declaring or paying dividends.